Convertible Notes Payable (Tables)	9 Months Ended
Sep. 30, 2016
Convertible Notes Payable Abstract [Abstract]
Convertible Debt [Table Text Block]
The table below represents the shares that are convertible at September 30, 2016 relating to the principal amounts of these convertible notes payable and excludes any shares that are convertible relating to the associated accrued interest:

Issuance Date	September 30, 2016	December 31, 2015	Conversion Rate	Shares Convertible at September 30, 2016
August 31, 2015 (a)	$38,299	$125,000	$0.1299	294,831
September 3, 2015	125,000	125,000	0.1299	962,279
October 4, 2015(a)(c)	30,280	147,000	0.20	151,402
October 4, 2015(b)	–	3,000	0.20	–
October 28, 2015(b)	–	50,000	0.20	–
January 14, 2016(c)	21,577	–	0.20	107,886
January 19, 2016	82,500	–	0.20	412,500
Total	$297,656	$450,000		1,928,899

(a) Debt partially converted on May 31, 2016 and on August 19, 2016.
(b) Debt fully converted to common shares on May 31, 2016.
(c) Debt partially converted on September 1, 2016